LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of operating lease right-of-use assets and liabilities

Operating Lease Assets	December 31,	December 31,
	2020	2019
Main offices operating lease assets - initial measurement	$479,744	$479,744
Less: accumulated amortization	(179,611)	(87,873)
Foreign exchange effects	19,695	—
Operating Lease Assets, net	$319,828	$391,871

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$479,744	$479,744
Accrued interest	31,394	17,628
Accumulated payment to liabilities	(263,755)	(158,253)
Foreign exchange effects	16,232	—
Total operating lease liabilities	263,615	339,119
Less: operating lease liabilities, current	(102,056)	(91,737)
Long-term Operating Lease Liabilities	$161,559	$247,382

Summary of future minimum lease payments for operating leases

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2020:

For the years ended	Operating Leases
December 31, 2021	$112,424
December 31, 2022	112,424
December 31, 2023	56,212
Total minimum payments	281,060
Less: imputed interest	(17,445)
Total operating lease liabilities	$263,615